                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7822
                                    --------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    March 31
                          ------------------------------------------------------

Date of reporting period:   December 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 52.0%
       $20,000,000  Alcon Capital Corp., 4.28%,
                    2/10/06 (Acquired 12/13/05,
                    Cost $19,859,711)(2)                         $    19,904,889
         5,750,000  American Family Financial
                    Services, 3.97%, 1/20/06                           5,737,952
        12,000,000  American Family Financial
                    Services, 4.20%, 3/15/06                          11,897,800
         4,200,000  American Family Financial
                    Services, 4.29%, 3/31/06                           4,155,456
        18,500,000  American Honda Finance,
                    4.20%, 1/23/06                                    18,452,517
         1,306,000  Amstel Funding Corp., 4.21%,
                    1/17/06 (Acquired 11/18/05,
                    Cost $1,296,836)(2)                                1,303,556
        25,000,000  Amstel Funding Corp., 4.22%,
                    2/8/06 (Acquired 11/8/05,
                    Cost $24,736,250)(2)                              24,888,639
        25,000,000  Amstel Funding Corp., 4.30%,
                    2/23/06 (Acquired 11/22/05,
                    Cost $24,725,278)(2)                              24,841,736
         6,248,000  Amstel Funding Corp., 4.50%,
                    6/13/06 (Acquired 12/19/05,
                    Cost $6,110,544)(2)                                6,120,697
        12,000,000  Amsterdam Funding Corp., 4.28%,
                    1/11/06 (Acquired 12/8/05,
                    Cost $11,951,493)(2)                              11,985,733
        25,000,000  ANZ Inc., 4.27%, 2/22/06                          24,845,806
        30,000,000  Barclays U.S. Funding LLC,
                    4.37%, 4/6/06                                     29,654,042
        25,000,000  BNP Paribas Finance Inc.,
                    4.25%, 2/17/06                                    24,861,383
        25,000,000  Calyon North America Inc.,
                    4.39%, 3/21/06                                    24,759,160
        25,000,000  Canadian Imperial Holdings,
                    4.26%, 2/21/06                                    24,849,125
        20,228,000  Cedar Springs Capital Co., 3.93%,
                    1/6/06 (Acquired 9/26/05,
                    Cost $20,002,761)(2)                              20,216,959
         8,000,000  Cedar Springs Capital Co., 4.12%,
                    1/19/06 (Acquired 10/24/05,
                    Cost $7,920,347)(2)                                7,983,520
        12,000,000  Cedar Springs Capital Co., 4.31%,
                    2/21/06 (Acquired 11/28/05,
                    Cost $11,877,883)(2)                              11,926,730
        20,509,000  Cedar Springs Capital Co., 4.52%,
                    6/13/06 (Acquired 12/16/05,
                    Cost $20,055,797)(2)                              20,089,272
        25,000,000  Charta LLC, 4.31%, 2/27/06
                    (Acquired 11/30/05,
                    Cost $24,733,618)(2)                              24,829,396
        23,000,000  Citibank Credit Card Issuance
                    Trust, 4.05%, 1/10/06 (Acquired
                    10/13/05, Cost $22,769,713)(2)                    22,976,713
        15,000,000  Citibank Credit Card Issuance
                    Trust, 4.23%, 1/23/06 (Acquired
                    11/22/05, Cost $14,890,725)(2)                    14,961,225
        10,000,000  Citibank Credit Card Issuance
                    Trust, 4.33%, 2/3/06 (Acquired
                    12/20/05, Cost $9,945,875)(2)                      9,960,308
        15,000,000  CRC Funding LLC, 4.19%,
                    2/6/06 (Acquired 11/4/05,
                    Cost $14,836,088)(2)                              14,937,225
         6,500,000  CRC Funding LLC, 4.25%,
                    2/14/06 (Acquired 11/16/05,
                    Cost $6,430,938)(2)                                6,466,236
        25,000,000  CRC Funding LLC, 4.26%,
                    2/17/06 (Acquired 11/21/05,
                    Cost $24,739,667)(2)                              24,860,958
        20,000,000  Credit Suisse First Boston, 4.33%,
                    2/13/06 (Acquired 12/13/05,
                    Cost $19,850,856)(2)                              19,896,561
        25,000,000  Crown Point Capital Co., 4.20%,
                    2/6/06 (Acquired 11/4/05,
                    Cost $24,734,583)(2)                              24,895,000
        25,000,000  Crown Point Capital Co., 4.23%,
                    2/9/06 (Acquired 11/14/05,
                    Cost $24,744,438)(2)                              24,885,438

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        10,000,000  Crown Point Capital Co., 4.40%,
                    3/16/06 (Acquired 12/19/05,
                    Cost $9,893,667)(2)                                9,909,556
        20,000,000  Danske Corporation, 4.01%,
                    2/6/06                                            19,919,800
        20,000,000  Depfa Bank plc, 4.23%,
                    2/9/06 (Acquired 11/14/05,
                    Cost $19,795,550)(2)                              19,908,350
        27,000,000  Emerald Notes of the MBNA,
                    4.15%, 1/18/06 (Acquired
                    10/26/05, Cost $26,738,550)(2)                    26,947,088
        30,000,000  Emerald Notes of the MBNA,
                    4.26%, 2/8/06 (Acquired
                    11/15/05, Cost $29,698,250)(2)                    29,865,100
         6,000,000  Emerald Notes of the MBNA,
                    4.42%, 3/14/06 (Acquired
                    12/15/05, Cost $5,934,437)(2)                      5,946,960
        24,000,000  Falcon Asset Security Corp.,
                    4.03%, 1/10/06 (Acquired
                    10/11/05, Cost $23,755,513)(2)                    23,975,820
        15,000,000  Falcon Asset Security Corp.,
                    4.18%, 1/12/06 (Acquired
                    11/17/05, Cost $14,902,467)(2)                    14,980,842
        10,000,000  Goldman Sachs Group, Inc. (The),
                    4.33%, 1/4/06                                      9,996,392
         8,500,000  Govco Incorporated, 4.27%,
                    2/21/06 (Acquired 11/18/05,
                    Cost $8,404,222)(2)                                8,448,582
        25,000,000  Govco Incorporated, 4.28%,
                    2/23/06 (Acquired 11/23/05,
                    Cost $24,726,556)(2)                              24,842,472
        20,000,000  Govco Incorporated, 4.51%,
                    6/20/06 (Acquired 12/20/05,
                    Cost $19,543,989)(2)                              19,574,056
        15,000,000  HBOS Treasury Services plc,
                    4.17%, 2/6/06                                     14,937,450
        10,000,000  HBOS Treasury Services plc,
                    4.32%, 2/28/06                                     9,930,400
        16,000,000  ING (U.S.) Funding LLC, 4.05%,
                    1/9/06                                            15,985,600
        12,500,000  Legacy Capital LLC, 4.22%,
                    1/3/06 (Acquired 11/23/05,
                    Cost $12,439,924)(2)                              12,497,070
        26,000,000  Legacy Capital LLC, 4.31%,
                    3/6/06 (Acquired 11/22/05,
                    Cost $25,676,271)(2)                              25,800,782
        31,000,000  Lexington Parker Capital, 4.03%,
                    1/6/06 (Acquired 10/6/05-
                    11/17/05, Cost $30,685,939)(2)                    30,982,663
           566,000  Lexington Parker Capital, 4.04%,
                    2/14/06 (Acquired 9/27/05,
                    Cost $557,171)(2)                                    563,205
           343,000  Lexington Parker Capital, 4.04%,
                    2/15/06 (Acquired 9/27/05,
                    Cost $337,611)(2)                                    341,268
        25,000,000  Lexington Parker Capital, 4.27%,
                    2/16/06 (Acquired 11/16/05,
                    Cost $24,727,194)(2)                              24,863,597
        51,600,000  Morgan Stanley, 4.22%, 1/4/06                     51,581,853
         7,500,000  Paradigm Funding LLC, 4.30%,
                    2/24/06 (Acquired 11/28/05,
                    Cost $7,421,167)(2)                                7,451,625
        30,000,000  Paradigm Funding LLC, 4.07%,
                    3/6/06 (Acquired 10/3/05,
                    Cost $29,477,683)(2)                              29,782,934
         1,500,000  Paradigm Funding LLC, 4.38%,
                    4/13/06 (Acquired 11/21/05,
                    Cost $1,473,903)(2)                                1,481,385
        21,400,000  Societe Generale, 4.00%, 1/27/06                  21,338,178
        14,160,000  Societe Generale, 4.16%, 2/3/06                   14,106,003
        30,000,000  Societe Generale, 4.38%, 4/6/06                   29,653,250
        36,450,000  Spintab AB, 4.34%, 3/3/06                         36,181,756
        11,500,000  Stadshypotek Deleware, Inc.,
                    4.28%, 2/21/06 (Acquired
                    11/21/05, Cost $11,374,216)(2)                    11,430,272
        32,053,000  Thunder Bay Funding Inc., 4.18%,
                    1/13/06 (Acquired 11/15/05-
                    11/17/05, Cost $31,834,332)(2)                    32,008,308

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        25,000,000  Thunder Bay Funding Inc., 4.28%,
                    2/21/06 (Acquired 11/21/05,
                    Cost $24,726,556)(2)                              24,848,417
         5,500,000  UBS Finance LLC, 4.00%, 1/27/06                    5,484,111
        19,000,000  Windmill Funding Corp., 4.26%,
                    1/4/06 (Acquired 12/7/05,
                    Cost $18,937,047)(2)                              18,993,255
         5,100,000  Windmill Funding Corp., 4.26%,
                    1/5/06 (Acquired 12/5/05,
                    Cost $5,081,292)(2)                                5,097,586
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                             1,146,800,018
                                                                 ---------------

CORPORATE BONDS - 17.2%
         3,365,000  A&M Hospital Convention Center,
                    VRN, 4.44%, 1/5/06                                 3,365,000
         1,315,000  A&M Hospitalities LLC,
                    VRN, 4.44%, 1/5/06                                 1,315,000
        30,000,000  Barclays Bank plc (New York),
                    VRN, 4.31%, 1/23/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.06% with no caps                          29,997,774
         4,520,000  Chaffee Point Hospitalities LLC,
                    VRN, 4.44%, 1/5/06                                 4,520,000
         2,400,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 4.44%, 1/5/06                     2,400,000
         3,550,000  Colorado Natural Gas Inc., VRN,
                    4.39%, 1/5/06                                      3,550,000
         5,250,000  Dormitory Partnership Phase I,
                    VRN, 4.44%, 1/5/06                                 5,250,000
         8,250,000  Fiore Capital LLC, VRN, 4.38%,
                    1/5/06                                             8,250,000
        14,900,000  General Electric Capital Corp.,
                    5.35%, 3/30/06                                    14,929,032
        21,000,000  Gwinnett Instructional LLC, VRN,
                    4.41%, 1/5/06                                     21,000,000
        32,500,000  HBOS Treasury Services plc, VRN,
                    4.15%, 1/12/06, resets quarterly
                    off the 3-month LIBOR plus
                    0.03% with no caps (Acquired
                    2/7/05, Cost $32,516,933)(2)                      32,500,556
         6,000,000  Herman & Kittle Capital LLC, VRN,
                    4.43%, 1/5/06                                      6,000,000
         1,530,000  Herman & Kittle Capital LLC, VRN,
                    4.43%, 1/5/06                                      1,530,000
         6,250,000  McMurry Residence Partnership I
                    Ltd., VRN, 4.44%, 1/5/06 (LOC:
                    LaSalle Bank N.A.)                                 6,250,000
         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 4.37%, 1/5/06                                 7,100,000
         5,500,000  Oklahoma Christian University Inc.,
                    VRN, 4.44%, 1/5/06                                 5,500,000
        10,530,000  OSS Realty Co., VRN, 4.42%,
                    1/5/06                                            10,530,000
        25,000,000  Paradigm Funding LLC, VRN,
                    4.35%, 1/26/06 (Acquired
                    9/26/05, Cost $25,000,000)(2)                     25,000,000
         5,000,000  Pfizer Inc., 5.625%, 2/1/06                        5,005,260
         5,450,000  Roman Catholic Bishop of San
                    Jose, VRN, 4.38%, 1/5/06                           5,450,000
        10,000,000  Salvation Army, VRN, 4.39%,
                    1/5/06                                            10,000,000
         8,000,000  Salvation Army, VRN, 4.39%,
                    1/5/06                                             8,000,000
        16,800,000  Signal International LLC/Signal
                    International L.P., VRN, 4.41%,
                    1/5/06 (Acquired 12/29/05,
                    Cost $16,800,000)(2)                              16,800,000
        31,575,000  Toyota Motor Credit Corp., 2.80%,
                    1/18/06                                           31,558,597
        50,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 4.36%,
                    2/1/06, resets quarterly off the
                    3-month LIBOR plus 0.11% with
                    no caps (Acquired 11/9/99,
                    Cost $50,000,000)(2)                              50,000,000
        41,000,000  Travelers Insurance Co. Group,
                    VRN, 4.37%, 2/7/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/03, Cost
                    $41,000,000)(2)                                   41,000,000
        10,000,000  Wells Fargo & Co., VRN, 4.54%,
                    3/3/06, resets quarterly off the
                    3-month LIBOR plus 0.10%
                    with no caps                                      10,001,665

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        11,690,000  Woodgrain Millwork, VRN, 4.36%,
                    1/5/06                                            11,690,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                378,492,884
                                                                 ---------------

MUNICIPAL SECURITIES - 16.2%
         5,010,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 4.42%,
                    1/5/06 (LOC: Citibank N.A.)                        5,010,000
         5,625,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    4.41%, 1/5/06 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                                5,625,000
         8,160,000  California Educational Facilities
                    Auth. Rev., Series 2005 B,
                    (University La Verne), VRDN,
                    4.58%, 1/5/06 (LOC: Allied Irish
                    Bank plc)                                          8,160,000
        12,600,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2002 B, (Biola University),
                    VRDN, 4.35%, 1/5/06
                    (LOC: BNP Paribas)                                12,600,000
         7,235,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2005 B, (Plan Nine),
                    VRDN, 4.42%, 1/5/06 (LOC:
                    Union Bank of California N.A.)                     7,235,000
         4,025,000  Colorado Natural Gas Inc., VRN,
                    4.39%, 1/5/06                                      4,025,000
         3,270,000  Columbus Development Auth. Rev.,
                    (Woodmont Properties LLC),
                    VRDN, 4.44%, 1/5/06 (LOC:
                    Columbus Bank & Trust)                             3,270,000
        20,000,000  Concordia College Rev., VRDN,
                    4.39%, 1/3/06 (LOC: Bank of
                    America N.A.)                                     20,000,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    4.41%, 1/4/06 (SBBPA: Depfa
                    Bank plc)                                         20,000,000
        15,000,000  Delaware County Auth. Rev.,
                    Series 2005 B, (Riddle Village),
                    VRDN, 4.40%, 1/5/06 (LOC:
                    Sovereign Bank FSB)                               15,000,000
         3,035,000  El Monte COP, Series 2003 B,
                    (Community Improvement),
                    VRDN, 4.44%, 1/5/06 (LOC:
                    California State Teacher's
                    Retirement System)                                 3,035,000
         5,420,000  Fairfield Rev., Series 2005 A,
                    VRDN, 4.38%, 1/5/06 (LOC:
                    Landesbank Hessen-Thuringen)                       5,420,000
         6,905,000  Gadsden Alabama Airport Auth.
                    Rev., VRDN, 4.42%, 1/5/06 (LOC:
                    Southtrust Bank N.A.)                              6,905,000
         7,880,000  Georgia Municipal Gas Auth.
                    Rev., (National Gas Utility
                    Improvements), VRDN, 4.41%,
                    1/5/06 (LOC: Wachovia Bank N.A.,
                    Bayerische Landesbank, Bank
                    One Kentucky N.A.)                                 7,880,000
         3,800,000  Grand Traverse Band Economic
                    Development Corp. Rev., VRDN,
                    4.35%, 1/5/06 (LOC: Bank of
                    America N.A.)                                      3,800,000
         9,500,000  Illinois Financial Auth. Rev.,
                    VRDN, 4.40%, 1/5/06
                    (LOC: LaSalle Bank N.A.)                           9,500,000
         9,000,000  Jackson Energy Auth. Rev.,
                    Series 2003 B, VRDN, 4.35%,
                    1/5/06 (FGIC) (SBBPA: Bank
                    of America N.A.)                                   9,000,000
         6,000,000  Kankakee GO, (Exit 308),
                    VRDN, 4.51%, 1/5/06 (RADIAN)
                    (SBBPA: Bank One N.A.)                             6,000,000
         1,600,000  Las Cruces Industrial Rev.,
                    (F&A Dairy Products), VRDN,
                    4.46%, 3/1/06 (LOC: Wells Fargo
                    Bank N.A.)                                         1,600,000
         2,945,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN,
                    4.50%, 1/5/06 (LOC: Allied Irish
                    Bank plc)                                          2,945,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,500,000  Lower Colorado River Auth. Rev.,
                    4.15%, 2/2/06 (Acquired 10/3/05,
                    Cost $3,500,000)(2)                                3,500,000
         2,400,000  Lower Colorado River Auth. Rev.,
                    4.35%, 2/2/06 (Acquired
                    11/29/05, Cost $2,400,000)(2)                      2,400,000
        10,000,000  Michigan State Housing
                    Development Auth. Rev.,
                    Series 2002 C, VRDN, 4.45%,
                    1/4/06 (MBIA) (SBBPA: Dexia
                    Credit Local)                                     10,000,000
         6,500,000  Mississippi Business Finance
                    Corp. Rev., (Medical Development
                    Properties), VRDN, 4.41%, 1/5/06
                    (LOC: Bancorpsouth Bank
                    and FHLB)                                          6,500,000
        11,000,000  Mississippi Business Finance Corp.
                    Rev., (Skyline Steel Pipe), VRDN,
                    4.41%, 1/5/06 (LOC: Fortis Bank
                    SA N.V.)                                          11,000,000
         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                    Industries, Inc.) VRDN, 4.41%,
                    1/5/06 (LOC: Mashreqbank &
                    Bank of New York)                                  7,500,000
        10,000,000  Mississippi Business Finance
                    Corporation Industrial
                    Development Rev., (VC Regional
                    Assembly), VRDN, 4.38%, 1/4/06
                    (LOC: JPMorgan Chase Bank)                        10,000,000
        20,000,000  New Orleans Rev., VRDN, 4.70%,
                    1/5/06 (Ambac) (SBBPA: Bank
                    One Louisiana)                                    19,999,999
         4,575,000  Newton Economic Development
                    Rev., (Medical Office Plaza), VRDN,
                    4.35%, 1/5/06 (LOC: Bank of
                    America N.A.)                                      4,575,000
         1,935,000  North Carolina Housing Finance
                    Agency Rev., Series 2003 D,
                    (Multifamily), VRDN, 4.38%,
                    1/4/06 (SBBPA: Wachovia Bank
                    N.A.)                                              1,935,000
        17,166,000  Oaks Christian School Rev., 4.39%,
                    1/5/06 (LOC: U.S. Bank N.A.)                      17,166,000
         1,300,000  Olathe Industrial Rev., (Zschoche
                    Family), VRDN, 4.43%, 1/5/06
                    (LOC: U.S. Bank N.A.)                              1,300,000
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment),
                    VRDN, 4.48%, 1/4/06 (Ambac)
                    (SBBPA: Dexia Credit Local)                        5,000,000
         2,000,000  Orange County Industrial
                    Development Auth. Rev., (Jewish
                    Federation of Greater Orlando),
                    VRDN, 4.35%, 1/5/06 (LOC: Bank
                    of America N.A.)                                   2,000,000
        10,780,000  Pasadena COP, (Los Robles
                    Avenue Parking Facilities), VRDN,
                    4.38%, 1/3/06 (LOC: Bank of New
                    York & California State Teacher's
                    Retirement System)                                10,780,000
         1,295,000  Plymouth Rev., (Carlson Center),
                    VRDN, 4.43%, 1/5/06 (LOC: U.S.
                    Bank N.A.)                                         1,295,000
         1,800,000  Purdue Research Foundation Rev.,
                    4.22%, 1/10/06 (LOC: Bank One
                    N.A.) (Acquired 11/9/05,
                    Cost $1,800,000)(2)                                1,800,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev.,
                    (Sincerity Facility LLC), VRDN,
                    4.39%, 1/5/06 (LOC: Bank
                    of New York)                                       9,990,000
         6,400,000  Roman Catholic Diocese of
                    Raleigh Rev., Series 2002 A,
                    VRDN, 4.43%, 1/5/06 (LOC: Bank
                    of America N.A.)                                   6,400,000
        19,500,000  Santa Clara Valley Water District
                    COP, Series 2005 A, 3.85%,
                    1/3/06 (LOC: Westdeutshe
                    Landesbank) (Acquired 9/8/05,
                    Cost $19,256,006)(2)                              19,495,830
         4,870,000  Santa Rosa Pension Obligation
                    Rev., Series 2003 A, VRDN, 4.38%,
                    1/5/06 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     4,870,000
         7,520,013  Savannah College of Art & Design
                    Inc. Rev., Series 2004 BD, VRDN,
                    4.38%, 1/5/06 (LOC: Bank of
                    America N.A.)                                      7,520,013

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         9,000,000  South Carolina Public Service
                    Auth. Rev., Series 2002 C, 5.27%,
                    1/1/07 (FSA)                                       9,049,375
        12,555,000  Southeast Alabama Gas District
                    Rev., VRDN, 4.42%, 1/5/06 (XLCA)                  12,555,000
         4,245,000  Sterling Tax Allocation Rev., (Rock
                    River Redevelopment), VRDN,
                    4.48%, 1/4/06 (LOC: Wachovia
                    Bank N.A.)                                         4,245,000
         8,587,000  Tulare County Public Financing
                    Auth. Rev., (Millennium Fund
                    Program), VRDN, 4.30%, 1/3/06
                    (LOC: Bayerische Landesbank)                       8,587,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           356,473,217
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 10.8%
        13,000,000  Barclays Bank plc (New York),
                    4.17%, 2/13/06 (Acquired
                    10/13/05, Cost $13,000,000)(2)                    13,000,000
        15,000,000  BNP Paribas Finance Inc., 4.29%,
                    1/31/06 (Acquired 12/7/05,
                    Cost $15,000,000)(2)                              15,000,000
        30,000,000  Citibank N.A., 4.34%, 2/23/06
                    (Acquired 11/22/05, Cost
                    $30,000,000)(2)                                   30,000,000
        32,000,000  Citibank N.A., 4.36%, 2/28/06
                    (Acquired 11/28/05, Cost
                    $32,000,000)(2)                                   32,000,000
        30,000,000  Deutsche Bank AG (New York),
                    4.03%, 1/12/06 (Acquired
                    11/1/05, Cost $29,991,114)(2)                     29,998,643
        57,000,000  Fortis Bank (New York), 4.14%,
                    3/6/06                                            57,000,000
        11,600,000  Royal Bank of Scotland (New
                    York), 4.82%, 1/18/07 (Acquired
                    12/21/05, Cost $11,602,532)(2)                    11,602,461
        25,000,000  Svenska Handelsbanken,
                    4.375%, 2/21/06
                    (Acquired 12/19/05,
                    Cost $25,000,000)(2)                              25,000,000
        25,000,000  Washington Mutual Bank,
                    4.27%, 1/12/06                                    25,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        238,601,104
                                                                 ---------------

U.S. GOVERNMENT AGENCY
SECURITIES - 0.7%
        15,000,000  FHLB, 2.23%, 4/21/06                              14,906,146
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 96.9%                                2,135,273,369
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 3.1%                                   67,825,423
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 2,203,098,792
                                                                 ===============

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at December 31, 2005 was
    $1,097,569,473, which represented 49.8% of total net assets. Restricted securities considered illiquid represent 4.1% of total net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 2,135,273,369
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.tm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(1) - 28.6%
        $9,500,000  FHLMC, 5.00%,
                    settlement date 1/18/06(2)                     $   9,405,000
            37,000  FHLMC, 6.50%, 2/1/09                                  38,000
            41,135  FHLMC, 6.50%, 12/1/12                                 42,253
           378,089  FHLMC, 6.00%, 1/1/13                                 385,841
            54,324  FHLMC, 7.00%, 11/1/13                                 56,378
           109,036  FHLMC, 7.00%, 6/1/14                                 113,164
           475,739  FHLMC, 6.50%, 6/1/16                                 488,902
         3,788,382  FHLMC, 5.00%, 11/1/17                              3,756,988
         6,009,207  FHLMC, 4.50%, 1/1/19                               5,860,893
             3,294  FHLMC, 8.50%, 10/1/26                                  3,573
            33,304  FHLMC, 7.00%, 9/1/27                                  34,747
            54,607  FHLMC, 6.50%, 1/1/28                                  56,213
             8,854  FHLMC, 7.00%, 2/1/28                                   9,238
           311,917  FHLMC, 6.50%, 3/1/29                                 320,967
           212,785  FHLMC, 6.50%, 6/1/29                                 218,879
            30,838  FHLMC, 7.00%, 8/1/29                                  32,140
            77,961  FHLMC, 7.50%, 8/1/29                                  81,884
           256,687  FHLMC, 6.50%, 5/1/31                                 263,767
           168,667  FHLMC, 6.50%, 6/1/31                                 173,200
         3,653,223  FHLMC, 5.50%, 12/1/33                              3,628,636
        37,936,438  FNMA, 6.00%,
                    settlement date 1/12/06(2)                        38,292,002
        25,825,000  FNMA, 6.50%,
                    settlement date 1/12/06(2)                        26,494,759
         1,623,852  FNMA, 5.00%,
                    settlement date 1/18/06(2)                         1,606,599
         5,972,028  FNMA, 5.50%,
                    settlement date 1/18/06(2)                         6,009,353
            96,326  FNMA, 6.00%, 2/1/09                                   98,326
            70,543  FNMA, 6.00%, 5/1/13                                   72,080
           142,167  FNMA, 6.00%, 7/1/13                                  145,271
           158,677  FNMA, 6.00%, 12/1/13                                 162,142
           155,586  FNMA, 6.00%, 1/1/14                                  158,984
           268,356  FNMA, 6.00%, 2/1/14                                  274,216
           274,967  FNMA, 6.00%, 4/1/14                                  280,971
         2,821,174  FNMA, 5.50%, 12/1/16                               2,841,856
         6,012,379  FNMA, 4.50%, 5/1/19                                5,859,472
           172,113  FNMA, 6.50%, 1/1/26                                  177,353
            25,165  FNMA, 7.00%, 12/1/27                                  26,311
             7,447  FNMA, 6.50%, 1/1/28                                    7,673
            11,034  FNMA, 7.00%, 1/1/28                                   11,536
            64,976  FNMA, 7.50%, 4/1/28                                   68,209
           131,606  FNMA, 7.00%, 5/1/28                                  137,554
             8,574  FNMA, 7.00%, 6/1/28                                    8,961
            41,908  FNMA, 6.50%, 1/1/29                                   43,171
           103,800  FNMA, 6.50%, 4/1/29                                  106,895
           154,685  FNMA, 7.00%, 7/1/29                                  161,668
           154,214  FNMA, 7.50%, 7/1/29                                  161,778
            36,909  FNMA, 7.00%, 5/1/30                                   38,530
           224,655  FNMA, 7.50%, 8/1/30                                  235,442
            96,965  FNMA, 7.50%, 9/1/30                                  101,621
           625,648  FNMA, 7.00%, 9/1/31                                  653,114
           263,775  FNMA, 6.50%, 1/1/32                                  271,142
         2,388,258  FNMA, 7.00%, 6/1/32                                2,492,296
           966,142  FNMA, 6.50%, 8/1/32                                  993,123
         4,620,243  FNMA, 5.50%, 6/1/33                                4,586,362
        23,402,467  FNMA, 5.50%, 7/1/33                               23,230,858
         4,101,083  FNMA, 5.50%, 8/1/33                                4,071,010
         5,124,265  FNMA, 5.50%, 9/1/33                                5,086,689
        12,261,984  FNMA, 5.00%, 11/1/33                              11,923,811

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         9,950,036  FNMA, 5.50%, 1/1/34                                9,877,072
        13,040,537  FNMA, 5.00%, 8/1/34                               12,660,966
            53,038  GNMA, 7.50%, 8/20/17                                  55,700
           111,710  GNMA, 7.00%, 11/15/22                                117,384
            72,762  GNMA, 8.75%, 3/15/25                                  79,222
            24,227  GNMA, 7.00%, 4/20/26                                  25,337
            46,216  GNMA, 7.50%, 8/15/26                                  48,725
            23,733  GNMA, 8.00%, 8/15/26                                  25,436
             2,733  GNMA, 7.50%, 4/15/27                                   2,879
            64,280  GNMA, 7.50%, 5/15/27                                  67,718
            26,356  GNMA, 8.00%, 6/15/27                                  28,240
             5,375  GNMA, 7.50%, 11/15/27                                  5,663
            27,276  GNMA, 7.00%, 2/15/28                                  28,665
            44,027  GNMA, 7.50%, 2/15/28                                  46,352
            26,427  GNMA, 6.50%, 3/15/28                                  27,671
            32,080  GNMA, 7.00%, 4/15/28                                  33,715
           169,333  GNMA, 6.50%, 5/15/28                                 177,306
            28,251  GNMA, 7.00%, 12/15/28                                 29,691
             7,208  GNMA, 8.00%, 12/15/29                                  7,718
           246,937  GNMA, 7.00%, 5/15/31                                 259,259
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           185,466,520
(Cost $186,082,981)                                              ---------------

CORPORATE BONDS - 22.7%

AEROSPACE & DEFENSE - 0.4%
         1,880,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,851,552
           940,000  United Technologies Corp.,
                    5.40%, 5/1/35(3)                                     940,152
                                                                 ---------------
                                                                       2,791,704
                                                                 ---------------
AUTOMOBILES - 0.1%
           810,000  DaimlerChrysler N.A.
                    Holding Corp., 4.875%, 6/15/10                       791,652
                                                                 ---------------
BEVERAGES - 0.2%
         1,500,000  Miller Brewing Co.,
                    4.25%, 8/15/08 (Acquired 8/6/03,
                    Cost $1,494,855)(4)                                1,472,984
                                                                 ---------------
BIOTECHNOLOGY - 0.2%
         1,630,000  Genentech, Inc., 4.75%, 7/15/15                    1,589,142
                                                                 ---------------
CAPITAL MARKETS - 1.8%
         1,200,000  Goldman Sachs Group, Inc. (The),
                    5.70%, 9/1/12                                      1,236,114
         1,500,000  Goldman Sachs Group, Inc. (The),
                    5.25%, 10/15/13                                    1,502,010
         1,750,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                     1,748,290
         1,180,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(3)                                   1,148,878
         2,170,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(3)                                   2,147,772
         1,000,000  Morgan Stanley, 4.00%, 1/15/10                       962,813
           900,000  Morgan Stanley, 4.25%, 5/15/10                       870,814
         1,030,000  Morgan Stanley, 5.05%, 1/21/11                     1,031,442
           950,000  Morgan Stanley, 4.75%, 4/1/14                        912,642
                                                                 ---------------
                                                                      11,560,775
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMERCIAL BANKS - 1.9%
         3,100,000  Bank of America Corp.,
                    4.375%, 12/1/10                                    3,027,689
         1,600,000  PNC Bank N.A., 4.875%, 9/21/17                     1,536,384
         1,170,000  PNC Funding Corp., 5.125%,
                    12/14/10                                           1,175,026
         1,230,000  SouthTrust Corp., 5.80%,
                    6/15/14                                            1,282,622
         1,330,000  Wachovia Bank N.A., 4.80%,
                    11/1/14                                            1,293,102
         2,080,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     2,032,120
         1,840,000  Wells Fargo & Co., 4.625%,
                    8/9/10                                             1,818,941
                                                                 ---------------
                                                                      12,165,884
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.3%
           650,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                        616,437
         1,100,000  Waste Management, Inc., 7.00%,
                    7/15/28                                            1,243,018
                                                                 ---------------
                                                                       1,859,455
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           900,000  American Express
                    Centurion Bank, 4.375%, 7/30/09                      883,925
                                                                 ---------------
DIVERSIFIED - 1.0%
         5,225,000  Morgan Stanley TRACERS(reg.sm),
                    7.776%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost
                    $5,546,048)(4)                                     6,227,740
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.7%
         1,500,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                     1,490,876
         3,570,000  Citigroup Inc., 5.00%, 9/15/14                     3,520,269
         1,170,000  Ford Motor Credit Co., 6.50%,
                    1/25/07(3)                                         1,132,220
           730,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             647,943
         1,210,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                    1,274,380
         1,920,000  General Motors Acceptance Corp.,
                     6.125%, 8/28/07                                   1,780,468
         2,450,000  HSBC Finance Corp., 4.75%,
                    4/15/10                                            2,416,027
         1,270,000  HSBC Finance Corp., 4.625%,
                    9/15/10                                            1,245,173
         1,000,000  HSBC Finance Corp., 5.25%,
                    1/14/11                                            1,001,606
         1,550,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                             1,661,955
         1,050,000  J.P. Morgan Chase & Co., 5.15%,
                    10/1/15                                            1,037,072
                                                                 ---------------
                                                                      17,207,989
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.4%
         1,390,000  AT&T Corp., 9.05%, 11/15/11                        1,540,305
           690,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                           783,035
           600,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           597,731
           650,000  France Telecom SA, 8.00%,
                    3/1/11                                               726,789
         1,180,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                            1,369,264
           580,000  Sprint Capital Corp., 8.75%,
                    3/15/32                                              772,037
         2,070,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     1,973,368
         1,010,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15(3)                                    982,836
                                                                 ---------------
                                                                       8,745,365
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
         1,770,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                      1,760,733
           860,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      860,565

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           860,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 881,907
           950,000  Florida Power Corp., 4.50%,
                    6/1/10                                               931,311
           600,000  Tampa Electric Co., 6.375%,
                    8/15/12                                              641,015
                                                                 ---------------
                                                                       5,075,531
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
           920,000  Kroger Co. (The), 6.80%, 4/1/11                      965,916
           850,000  Safeway Inc., 6.50%, 3/1/11                          881,141
         1,600,000  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10                                             1,552,456
           720,000  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35                                               701,469
                                                                 ---------------
                                                                       4,100,982
                                                                 ---------------
FOOD PRODUCTS - 0.6%
           880,000  Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35(3)                                   847,125
         2,470,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $2,415,914)(4)                                2,400,205
           980,000  WM Wrigley Jr. Co., 4.30%,
                    7/15/10                                              962,795
                                                                 ---------------
                                                                       4,210,125
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
         1,710,000  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $1,704,767)(4)                                1,688,194
         1,500,000  Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                      1,573,041
         1,370,000  Boston Scientific Corp.,
                    5.50%, 11/15/15                                    1,393,375
                                                                 ---------------
                                                                       4,654,610
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
         2,040,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                         2,070,959
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
         1,150,000  Mandalay Resort Group, 6.45%,
                    2/1/06(3)                                          1,150,000
         1,700,000  MGM Mirage, 6.00%, 10/1/09                         1,697,875
         2,150,000  Yum! Brands Inc., 8.875%,
                    4/15/11                                            2,464,214
                                                                 ---------------
                                                                       5,312,089
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
         1,160,000  D.R. Horton Inc., 7.875%, 8/15/11                  1,269,285
           670,000  KB Home, 6.375%, 8/15/11                             673,854
                                                                 ---------------
                                                                       1,943,139
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
         4,310,000  General Electric Co., 5.00%,
                    2/1/13                                             4,314,117
                                                                 ---------------
INSURANCE - 1.3%
         2,000,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,996,080)(4)                                1,967,034
         1,450,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                            1,515,916

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           950,000  Genworth Financial Inc., 4.95%,
                    10/1/15                                              929,258
           650,000  MetLife, Inc., 5.00%, 6/15/15                        638,711
         2,200,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $2,199,956)(4)                                2,153,797
           950,000  Prudential Financial Inc.,
                    5.40%, 6/13/35                                       912,790
                                                                 ---------------
                                                                       8,117,506
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
           350,000  IAC/InterActiveCorp,
                    7.00%, 1/15/13                                       360,605
                                                                 ---------------
MACHINERY - 0.7%
         2,000,000  Caterpillar Financial Services
                    Corp., 2.59%, 7/15/06                              1,977,376
         1,020,000  Dover Corp., 5.375%, 10/15/35                      1,005,004
         1,840,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                     1,821,663
                                                                 ---------------
                                                                       4,804,043
                                                                 ---------------
MEDIA - 1.3%
           260,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       301,360
         3,000,000  Comcast Corp., 5.50%, 3/15/11                      3,019,646
         2,295,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                    2,223,690
         1,000,000  News America Holdings,
                    7.75%, 1/20/24                                     1,130,214
         1,650,000  Reed Elsevier Capital Inc.,
                    4.625%, 6/15/12                                    1,601,266
                                                                 ---------------
                                                                       8,276,176
                                                                 ---------------
METALS & MINING - 0.3%
         1,930,000  Alcan Inc., 4.50%, 5/15/13                         1,839,477
           320,000  Alcan Inc., 5.00%, 6/1/15                            310,985
                                                                 ---------------
                                                                       2,150,462
                                                                 ---------------
MULTI-UTILITIES - 0.9%
         2,300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(3)                                 2,258,472
           920,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      900,088
         1,660,000  Nisource Finance Corp.,
                    5.25%, 9/15/17(3)                                  1,618,131
           960,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        996,970
                                                                 ---------------
                                                                       5,773,661
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           600,000  May Department Stores Co. (The),
                    3.95%, 7/15/07                                       590,209
         1,600,000  May Department Stores Co. (The),
                    4.80%, 7/15/09                                     1,578,948
                                                                 ---------------
                                                                       2,169,157
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.2%
           800,000  Anadarko Petroleum Corp.,
                    7.95%, 4/15/29                                     1,017,473
         1,600,000  Devon Energy Corp., 2.75%,
                    8/1/06                                             1,578,531
         2,800,000  Enterprise Products Operating LP,
                    4.95%, 6/1/10                                      2,748,357
           575,000  Nexen Inc., 5.875%, 3/10/35                          567,359
           690,000  Premcor Refining Group Inc.
                    (The), 6.75%, 2/1/11                                 731,658

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,220,000  XTO Energy Inc., 5.30%,
                    6/30/15(3)                                         1,222,242
                                                                 ---------------
                                                                       7,865,620
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           800,000  Schering-Plough Corp., 5.30%,
                    1/3/06                                               816,308
                                                                 ---------------
REAL ESTATE - 0.1%
           900,000  ERP Operating L.P., 5.125%,
                    3/15/16                                              868,541
                                                                 ---------------
ROAD & RAIL - 0.4%
         1,500,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                      1,674,844
            43,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                               54,641
         1,107,000  Norfolk Southern Corp., 5.64%,
                    5/17/29                                            1,115,705
                                                                 ---------------
                                                                       2,845,190
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.2%
         1,000,000  Chartered Semiconductor
                    Manufacturing Ltd., 6.375%,
                    8/3/15                                               996,328
                                                                 ---------------
SOFTWARE - 0.2%
         1,340,000  Computer Associates
                    International Inc., 4.75%, 12/1/09
                    (Acquired 12/9/04,
                    Cost $1,359,216)(4)                                1,307,804
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
         2,700,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(3)                                  2,717,623
         1,530,000  Vodafone Group plc, 5.00%,
                    9/15/15(3)                                         1,493,057
                                                                 ---------------
                                                                       4,210,680
                                                                 ---------------
TOTAL CORPORATE BONDS                                                147,540,248
(Cost $147,728,343)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) - 15.9%
        27,116,633  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.73%, 1/1/06                                        649,687
         3,999,523  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    4.52%, 1/15/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.15% with no caps,
                    Final Maturity 8/15/07
                    (Acquired 11/18/05,
                    Cost $3,999,523)(4)                                4,000,523
         7,656,000  Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.16%, 1/1/06                      7,444,534
         6,000,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                          5,836,669
        35,019,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.81%, 1/1/06                       1,261,069
           663,207  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.50%, 1/16/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps,
                    Final Maturity 7/15/08
                    (Acquired 8/19/04-9/30/04,
                    Cost $663,234)(4)                                    663,678

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

        21,290,491  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.14%,
                    1/1/06                                               689,003
         2,941,872  Commercial Mortgage Pass-
                    Through Certificates, Series
                    2005 F10A, Class A1, VRN, 4.47%,
                    1/15/06, resets monthly off the
                    1-month LIBOR plus 0.10%
                    with no caps (Acquired 3/18/05,
                    Cost $2,941,872)(4)                                2,943,375
         2,999,676  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11,Class A1, VRN,
                    4.52%, 1/17/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps,
                    Final Maturity 11/15/17
                    (Acquired 11/18/05,
                    Cost $2,999,676)(4)                                3,001,301
         9,158,155  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     9,099,341
         4,651,833  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    4,622,034
            48,256  FNMA, Series 1989-35,
                    Class G SEQ, 9.50%, 7/25/19                           51,664
         6,103,181  FNMA, Series 2004 T1,
                    Class 1A2, 6.50%, 1/25/44                          6,292,441
         1,259,864  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                      1,254,666
         7,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    7,431,393
         9,820,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    1/1/06(5)                                          9,568,421
         5,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                5,214,488
         6,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30                                     6,239,731
         3,512,974  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    4.47%, 1/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $3,512,974)(4)                       3,514,944
           411,212  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             413,580
         2,991,629  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.47%,
                    1/17/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps, Final Maturity 1/15/18
                    (Acquired 3/24/05,
                    Cost $2,991,629)(4)                                2,992,712
         3,750,000  Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                     3,605,441
         3,500,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A6, 4.28%,
                    8/25/34                                            3,404,793
         5,500,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A7, VRN, 4.18%,
                    1/1/06                                             5,390,413
         4,805,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A4B, 4.68%,
                    4/25/35(5)                                         4,705,897
         2,687,676  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    4.58%, 1/25/06, resets monthly
                    off the 1-month LIBOR
                    plus 0.20% with a cap of 10.50%                    2,686,295
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                          102,978,093
(Cost $104,594,821)                                              ---------------

U.S. GOVERNMENT AGENCY
SECURITIES - 15.0%
         3,705,000  FHLMC, 4.25%, 2/28/07                              3,684,230
         6,100,000  FHLMC, 4.75%, 10/17/08                             6,065,877
        28,890,000  FHLMC, 4.90%, 11/3/08(5)                          28,809,656
        10,000,000  FHLMC, 6.625%, 9/15/09                            10,633,130
        12,000,000  FHLMC, 7.00%, 3/15/10                             13,038,240

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         5,100,000  FNMA, 5.75%, 2/15/08                               5,205,116
         9,500,000  FNMA, 2.50%, 6/15/08                               9,020,260
         7,940,000  FNMA, 6.00%, 5/15/11                               8,407,261
         5,200,000  FNMA, 6.125%, 3/15/12                              5,571,873
         5,700,000  FNMA, 6.625%, 11/15/30(3)                          7,051,846
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               97,487,489
(Cost $98,202,836)                                               ---------------

U.S. TREASURY SECURITIES - 11.8%
         4,700,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(3)                                        6,476,638
        12,615,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(3)                                        15,068,037
         1,515,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(3)                                        1,828,653
         3,650,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(3)                                         4,534,271
        17,100,000  U.S. Treasury Notes, 4.25%,
                    10/15/10(3)                                       17,015,851
         2,600,000  U.S. Treasury Notes, 4.50%,
                    11/15/10(3)                                        2,614,830
        29,650,000  U.S. Treasury Notes, 4.25%,
                    8/15/15(3)                                        29,275,906
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        76,814,186
(Cost $75,810,938)                                               ---------------

ASSET-BACKED SECURITIES(1) - 8.0%
            83,641  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $83,417)(4)                             83,257
           249,277  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    4.53%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                   249,450
             3,706  AQ Finance Net Interest Margin,
                    Series 2004 RN4, Class A, 4.60%,
                    7/25/34 (Acquired 6/9/04, Cost
                    $3,703)(4)                                             3,702
            55,099  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $55,099)(4)                                      54,910
            46,956  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $46,954)(4)                                      46,885
            54,896  Argent Net Interest Margin,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $54,896)(4)                            54,822
            59,643  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                        59,407
         5,100,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.43%, 1/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      5,106,706
            77,651  Centex Home Equity, Series
                    2004 C, Class AF1, VRN, 2.82%,
                    1/1/06                                                77,457
         9,900,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.44%,
                    1/17/06, resets monthly off the 1-
                    month LIBOR plus 0.07% with no
                    caps, Final Maturity 10/15/18(5)                   9,909,820
            69,633  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                             69,442
            73,501  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $73,462)(4)                                      73,185
         4,774,098  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 4.50%,
                    1/25/06, resets monthly off the
                    1-month LIBOR plus 0.12% with
                    no caps                                            4,777,058

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         4,082,984  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 4.51%, 1/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                      4,085,838
         1,300,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13                        1,364,366
           284,871  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    4.54%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                   285,060
            76,416  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%, 6/27/34                                        76,312
         1,864,449  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 4.46%,
                    1/25/06, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps                                            1,865,879
         9,675,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 4.41%, 1/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(5)                                         9,669,998
            76,846  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $76,880)(4)                                      76,859
            59,915  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $60,045)(4)                             59,723
           339,942  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $339,942)(4)                                    338,942
           342,001  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    4.57%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.19% with a cap of 11.00%                           342,240
         3,067,508  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    4.50%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                         3,070,097
         5,000,000  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    4.47%, 1/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         4,999,500
            16,937  NovaStar Net Interest Margin,
                    Series 2004 N2, Class X, O and P,
                    4.46%, 6/26/34 (Acquired
                    7/20/04, Cost $16,937)(4)                             16,917
         1,138,670  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.55%, 1/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                     1,139,599
           590,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       572,475
            75,540  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $75,705)(4)                                      75,236
            48,086  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $48,015)(4)                                      48,023
            49,788  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04,
                    Cost $49,787)(4)                                      49,755
         3,614,215  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1,
                    VRN, 4.46%, 1/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps,
                    Final Maturity 5/25/35                             3,614,793
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         52,317,713
(Cost $52,255,200)                                               ---------------

MUNICIPAL SECURITIES - 1.4%
         6,100,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)                         7,246,007

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,650,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,625,250
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             8,871,257
(Cost $9,071,731)                                                ---------------

SOVEREIGN GOVERNMENTS &
AGENCIES - 1.0%
         2,050,000  Province of Quebec, 5.00%,
                    7/17/09                                            2,068,974
         1,890,000  Republic of Italy, 4.00%,
                    6/16/08(3)                                         1,860,136
         1,910,000  United Mexican States,
                    5.875%, 1/15/14(3)                                 1,981,625
           390,000  United Mexican States,
                    6.75%, 9/27/34(3)                                    427,538
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 6,338,273
(Cost $6,350,758)                                                ---------------

TEMPORARY CASH INVESTMENTS - 7.4%
        48,083,000  FHLB Discount Notes, 3.40%,
                    1/3/06(5)(6)                                      48,083,000
                                                                 ---------------
(Cost $48,073,918)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(7) - 7.2%
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.25%, dated 12/30/05,
due 1/3/06 (Delivery value $46,584,475)                               46,562,487
                                                                 ---------------
(Cost $46,562,487)

TOTAL INVESTMENT SECURITIES - 119.0%                                 772,459,266
                                                                 ---------------
(Cost $774,734,013)

OTHER ASSETS AND LIABILITIES - (19.0)%                             (123,451,660)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 649,007,606
                                                                 ===============

FUTURES CONTRACTS*
                                  Expiration     Underlying Face   Unrealized
        Contracts Purchased          Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
56  U.S. Treasury 5-Year Notes    March 2006      $  5,955,250       $26,999
81  U.S. Treasury 10-Year Notes   March 2006         8,861,906        52,552
                                               ---------------------------------
                                                   $14,817,156       $79,551
                                               =================================

                                  Expiration     Underlying Face   Unrealized
          Contracts Sold             Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
45  U.S. Treasury 2-Year Notes    March 2006      $  9,233,438      $  2,008
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SWAP AGREEMENTS**
Notional                                                               Unrealized
Amount        Description of Agreement               Expiration Date   Gain (Loss)
---------------------------------------------------------------------------------
$7,000,000    Receive quarterly a fixed rate equal    December 2010      $10,380
              to 0.45% multiplied by the notional                        =======
              amount and pay to Deutsche Bank
              AG upon each default event of one
              of the issues of Dow Jones CDX
              N.A. Investment Grade 5, par value
              of the proportional notional amount.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2005.
(1)Final maturity indicated, unless otherwise noted.
(2)Forward commitment.
(3)Security, or a portion thereof, was on loan as of December 31, 2005. The aggregate value of securities on loan at December, 2005, was $97,104,666.
(4)Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2005 was
   $35,316,507, which represented 5.4% of total net assets.
(5)Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.
(6)The rate indicated is the yield to maturity at purchase.
(7)Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $774,737,137
                                                                 ===============
Gross tax appreciation of investments                              $   3,783,632
Gross tax depreciation of investments                                (6,061,503)
                                                                 ---------------
Net tax depreciation of investments                                $ (2,277,871)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 93.1%
AEROSPACE & DEFENSE - 0.9%
          $350,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                $     349,125
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15 (Acquired
                    7/27/05, Cost $247,725)(1)                           250,625
                                                                 ---------------
                                                                         599,750
                                                                 ---------------
BUILDING PRODUCTS - 1.0%
           500,000  MAAX Corp., 9.75%, 6/15/12                           397,500
           250,000  Nortek Inc., 8.50%, 9/1/14(2)                        242,500
                                                                 ---------------
                                                                         640,000
                                                                 ---------------
CHEMICALS - 2.2%
           850,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09(2)                                   881,875
            46,000  IMC Global Inc., 10.875%, 6/1/08                      51,175
           441,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                             464,704
            46,000  Millennium America Inc., 9.25%,
                    6/15/08                                               49,853
                                                                 ---------------
                                                                       1,447,607
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.7%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(2)                                   735,000
           650,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        687,375
           750,000  Cenveo Corp., 7.875%, 12/1/13(2)                     727,500
           450,000  Corrections Corp. of America,
                    6.25%, 3/15/13(2)                                    447,750
           450,000  FTI Consulting Inc., 7.625%,
                    6/15/13 (Acquired 7/28/05, Cost
                    $456,125)(1)                                         465,750
                                                                 ---------------
                                                                       3,063,375
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           250,000  Lucent Technologies Inc., 6.45%,
                    3/15/29(2)                                           215,625
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
           500,000  Xerox Corp., 6.875%, 8/15/11                         520,000
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.5%
           400,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $287,164)(1)(2)(3)                                   284,000
                                                                 ---------------
CONTAINERS & PACKAGING - 2.4%
           500,000  Ball Corp., 6.875%, 12/15/12                         518,750
           250,000  BWAY Corp., 10.00%, 10/15/10                         262,500
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12(2)                                   247,500
           500,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(2)                                  490,000
                                                                 ---------------
                                                                       1,518,750
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

DISTRIBUTORS - 0.7%
           500,000  Amscan Holdings Inc., 8.75%,
                    5/1/14                                               423,750
                                                                 ---------------
DIVERSIFIED - 4.4%
         1,237,500  Dow Jones CDX High Yield
                    Structured Note, 8.75%
                    12/29/10                                           1,245,234
         1,536,585  Lehman Brothers TRAINSSM,
                    Series 2005-1, 7.65%, 6/15/15
                    (Acquired 7/20/05,
                    Cost $1,614,183)(1)(2)                             1,581,435
                                                                 ---------------
                                                                       2,826,669
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.3%
           500,000  Ford Motor Credit Co., 6.50%,
                    1/25/07(2)                                           483,854
           350,000  Ford Motor Credit Co., 7.25%,
                    10/25/11                                             302,692
           250,000  General Motors Acceptance Corp.,
                    6.15%, 4/5/07                                        236,206
           500,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      456,493
           750,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(2)                                    675,802
                                                                 ---------------
                                                                       2,155,047
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.6%
           586,000  AT&T Corp., 9.05%, 11/15/11                          649,366
           300,000  Cincinnati Bell Inc., 8.375%,
                    1/15/14                                              296,625
           250,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05, Cost
                    $250,000)(1)                                         253,750
           500,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired
                    1/24/05-11/8/05,
                    Cost $500,625)(1)                                    507,500
           400,000  MCI Inc., 7.69%, 5/1/09                              414,000
           300,000  MCI Inc., 8.74%, 5/1/14                              332,625
           550,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14
                    (Acquired 6/24/05-11/30/05,
                    Cost $538,500)(1)(2)                                 567,875
           550,000  Qwest Corp., 7.875%, 9/1/11                          595,375
                                                                 ---------------
                                                                       3,617,116
                                                                 ---------------
ELECTRIC UTILITIES - 3.0%
           800,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc., 8.50%,
                    9/1/10                                               856,022
           481,000  NRG Energy Inc., 8.00%, 12/15/13                     538,720
           500,000  Texas Genco LLC, 6.875%,
                    12/15/14 (Acquired 12/8/04,
                    Cost $514,500)(1)                                    543,750
                                                                 ---------------
                                                                       1,938,492
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.2%
           250,000  Celestica Inc., 7.625%, 7/1/13                       247,813
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13(2)                                    510,625
                                                                 ---------------
                                                                         758,438
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.5%
           600,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                             637,500
           570,000  Newpark Resources, 8.625%,
                    12/15/07                                             572,850

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           400,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       408,000
                                                                 ---------------
                                                                       1,618,350
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           500,000  Ingles Markets, Inc., 8.875%,
                    12/1/11(2)                                           520,000
                                                                 ---------------
FOOD PRODUCTS(4)
            13,000  Dole Food Company, Inc.,
                    8.875%, 3/15/11                                       13,390
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
           400,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       419,000
           760,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      801,800
           650,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     676,000
                                                                 ---------------
                                                                       1,896,800
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.3%
           500,000  Alliance Imaging, Inc., 7.25%,
                    12/15/12(2)                                          418,750
           585,000  Genesis HealthCare Corp., 8.00%,
                    10/15/13(2)                                          618,638
           800,000  HCA Inc., 6.95%, 5/1/12(2)                           833,795
           250,000  Omnicare Inc., 6.875%,
                    12/15/15(2)                                          255,000
                                                                 ---------------
                                                                       2,126,183
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 9.9%
           500,000  Equinox Holdings Inc., 9.00%,
                    12/15/09                                             536,875
           500,000  Herbst Gaming Inc., 8.125%,
                    6/1/12                                               522,500
           650,000  Intrawest Corp., 7.50%, 10/15/13                     661,374
            34,000  Mandalay Resort Group, 9.375%,
                    2/15/10                                               37,400
           500,000  MGM Mirage, 8.50%, 9/15/10                           544,375
           300,000  MGM Mirage, 6.75%, 9/1/12                            305,625
           350,000  Penn National Gaming, Inc.,
                    8.875%, 3/15/10                                      369,250
           400,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      406,000
           400,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         445,000
           300,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      319,242
           250,000  Six Flags Inc., 8.875%, 2/1/10                       245,000
           250,000  Six Flags Inc., 9.75%, 4/15/13                       246,563
           500,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12(2)                    553,750
           200,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                     218,000
           500,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15(2)                                     490,000
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14(2)                                           488,750
                                                                 ---------------
                                                                       6,389,704
                                                                 ---------------
HOUSEHOLD DURABLES - 3.7%
           250,000  Beazer Homes USA Inc., 8.375%,
                    4/15/12(2)                                           261,250
           500,000  D.R. Horton Inc., 7.875%, 8/15/11                    547,106
           500,000  KB Home, 6.375%, 8/15/11                             502,876
           500,000  Sealy Mattress Co., 8.25%,
                    6/15/14(2)                                           517,500
           550,000  William Lyon Homes, Inc.,
                    10.75%, 4/1/13                                       570,625
                                                                 ---------------
                                                                       2,399,357
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.6%
           450,000  AES Corporation (The), 8.875%,
                    2/15/11                                              488,813
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/1/03, Cost
                    $500,000)(1)                                         546,875
                                                                 ---------------
                                                                       1,035,688
                                                                 ---------------
IT SERVICES - 0.7%
           450,000  Sungard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05, Cost $466,688)(1)                           468,000
                                                                 ---------------
MACHINERY(4)
            21,000  Terex Corp., 7.375%, 1/15/14                          20,895
                                                                 ---------------
MEDIA - 8.3%
           200,000  Cablevision Systems Corp., 8.00%,
                    4/15/12(2)                                           188,000
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      361,375
           248,000  Charter Communications
                    Holdings I LLC, 11.00%, 10/1/15
                    (Acquired 9/28/05,
                    Cost $238,312)(1)(2)                                 209,560
           350,000  Charter Communications
                    Holdings II LLC, 10.25%, 9/15/10                     350,000
           500,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(2)(3)                                        372,500
           500,000  CSC Holdings, Inc., 7.875%,
                    12/15/07(2)                                          511,250
           250,000  CSC Holdings, Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(1)                                         237,500
           500,000  Dex Media Inc., 8.00%, 11/15/13                      512,500
           500,000  DirecTV Holdings LLC, 8.375%,
                    3/15/13                                              540,000
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                              483,750
           250,000  Fisher Communications, Inc.,
                    8.625%, 9/15/14                                      265,000
           550,000  Imax Corp., 9.625%, 12/1/10                          569,249
           500,000  Mediacom LLC, 9.50%, 1/15/13(2)                      490,625
           300,000  MediaNews Group, Inc., 6.875%,
                    10/1/13                                              288,375
                                                                 ---------------
                                                                       5,379,684
                                                                 ---------------
METALS & MINING - 1.9%
           550,000  IPSCO Inc., 8.75%, 6/1/13                            605,000
           400,000  Massey Energy Co., 6.625%,
                    11/15/10(2)                                          408,500
           250,000  Massey Energy Co., 6.875%,
                    12/15/13 (Acquired 12/9/05, Cost
                    $248,108)(1)                                         253,438
                                                                 ---------------
                                                                       1,266,938
                                                                 ---------------
MULTI-UTILITIES - 0.8%
           500,000  CMS Energy Corp., 7.50%,
                    1/15/09(2)                                           517,500
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           350,000  Neiman Marcus Group Inc.,
                    10.375%, 10/15/15 (Acquired
                    9/28/05, Cost $350,000)(1)(2)                        357,438
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.8%
           600,000  Chesapeake Energy Corp., 7.50%,
                    6/15/14(2)                                           639,000
           800,000  El Paso Corp., 7.875%, 6/15/12(2)                    827,999

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           300,000  El Paso Corp., 7.80%, 8/1/31                         300,750
           650,000  Forest Oil Corp., 7.75%, 5/1/14(2)                   677,625
           390,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       425,100
           520,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      538,200
           500,000  Range Resources Corp., 7.375%,
                    7/15/13                                              520,000
           500,000  Williams Companies Inc., 8.125%,
                    3/15/12(2)                                           547,500
           500,000  Williams Companies Inc., 7.875%,
                    9/1/21                                               543,750
                                                                 ---------------
                                                                       5,019,924
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.9%
           400,000  Abitibi-Consolidated Inc., 6.95%,
                    4/1/08                                               402,000
           550,000  Boise Cascade LLC, 7.125%,
                    10/15/14                                             515,625
           500,000  Georgia-Pacific Corp., 7.70%,
                    6/15/15                                              485,000
            21,000  Jefferson Smurfit Corp., 8.25%,
                    10/1/12                                               20,265
           500,000  Norske Skog Canada Ltd., 7.375%,
                    3/1/14(2)                                            440,000
                                                                 ---------------
                                                                       1,862,890
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
           610,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 661,850
                                                                 ---------------
REAL ESTATE - 0.9%
           162,000  CB Richard Ellis Services Inc.,
                    9.75%, 5/15/10                                       177,390
           400,000  Host Marriott L.P., 7.00%,
                    8/15/12(2)                                           412,000
                                                                 ---------------
                                                                         589,390
                                                                 ---------------
SPECIALTY RETAIL - 3.8%
           450,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       452,250
           250,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14(2)                                    240,000
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13(2)                                          621,000
           400,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $400,000)(1)(2)                                      398,000
           350,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18                                             253,750
           500,000  United Auto Group, Inc., 9.625%,
                    3/15/12                                              528,750
                                                                 ---------------
                                                                       2,493,750
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           550,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      544,500
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.0%
           300,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $301,125)(1)                                         307,125
           300,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05, Cost
                    $310,125)(1)(2)                                      310,500
           400,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                                 391,500
           271,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13                                265,580
                                                                 ---------------
                                                                       1,274,705
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                VALUE
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES - 5.8%
           200,000  Dobson Communications Corp.,
                    8.875%, 10/1/13(2)                                   200,500
           500,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       503,264
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       528,071
           400,000  Nextel Partners Inc., 8.125%,
                    7/1/11                                               429,500
           650,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                                686,562
           300,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15(2)                              325,500
           395,000  SBA Communications Corp.,
                    8.50%, 12/1/12(2)                                    440,425
           300,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       303,750
           300,000  UbiquiTel Operating Company,
                    9.875%, 3/1/11                                       333,750
                                                                 ---------------
                                                                       3,751,322
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 60,216,877
(Cost $59,632,765)                                               ---------------
COMMON STOCKS - 0.1%
HOTELS, RESTAURANTS & LEISURE - 0.1%
             4,076  Trump Entertainment Resorts,
                    Inc.(5)                                               82,050
                                                                 ---------------
(Cost $40,020)
TEMPORARY CASH INVESTMENTS - 3.1%
         2,026,000  FHLB Discount Notes, 3.40%,
                    1/3/06(6)(7)                                       2,026,000
                                                                 ---------------
(Cost $2,025,617)
U.S. TREASURY SECURITIES - 1.6%
         1,000,000  U.S. Treasury Notes, 4.25%,
                    11/30/07(2)                                          997,383
                                                                 ---------------
(Cost $997,569)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(8) - 29.2%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 4.25%,
dated 12/30/05, due 1/3/06 (Delivery value
$18,894,508)                                                          18,885,590
                                                                 ---------------
(Cost $18,885,590)
TOTAL INVESTMENT SECURITIES - 127.1%                                  82,207,900
                                                                 ---------------
(Cost $81,581,561)
OTHER ASSETS AND LIABILITIES - (27.1)%                              (17,519,310)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $ 64,688,590
                                                                 ===============

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Index
FHLB = Federal Home Loan Bank
TRAINSSM = Target Return Index SecuritiesSM. Rate indicated is the weighted average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
(1)Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2005 was $7,543,121, which represented 11.7% of total net assets. None of the securities were considered illiquid.
(2)Security, or a portion thereof, was on loan as of December 31, 2005. The aggregate value of securities on loan at December 31, 2005, was $18,327,148.
(3)Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
   December 31, 2005.
(4)Category is less than 0.05% of total net assets.
(5)Non-income producing.
(6)The rate indicated is the yield to maturity at purchase.
(7)Security, or a portion thereof, has been segregated for a swap commitment.
(8)Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 81,581,561
                                                                 ===============
Gross tax appreciation of investments                               $  1,619,042
Gross tax depreciation of investments                                  (992,703)
                                                                 ---------------
Net tax appreciation of investments                                 $    626,339
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 51.5%
        $5,000,000  Alcon Capital Corp., 4.28%,
                    2/10/06 (Acquired 12/13/05,
                    Cost $4,964,928)(2)                          $     4,976,222
         6,500,000  American Family Financial
                    Services, 4.24%, 2/28/06                           6,455,598
        10,000,000  American Family Financial
                    Services, 4.29%, 3/31/06                           9,893,942
         1,775,000  Amstel Funding Corp., 4.22%,
                    1/17/06 (Acquired 10/19/05-
                    12/2/05, Cost $1,763,344)(2)                       1,771,669
         6,000,000  Amstel Funding Corp., 4.31%,
                    2/28/06 (Acquired 11/28/05,
                    Cost $5,933,913)(2)                                5,958,337
         7,000,000  Amstel Funding Corp., 4.32%,
                    3/1/06 (Acquired 11/30/05,
                    Cost $6,924,400)(2)                                6,950,440
         1,750,000  Amsterdam Funding Corp., 4.25%,
                    1/4/06 (Acquired 12/2/05,
                    Cost $1,743,182)(2)                                1,749,380
         6,300,000  Amsterdam Funding Corp., 4.28%,
                    1/11/06 (Acquired 12/8/05,
                    Cost $6,274,534)(2)                                6,292,510
         1,000,000  ANZ Inc., 4.28%, 2/17/06                             994,412
         4,585,000  Barclays U.S. Funding LLC,
                    4.30%, 2/24/06                                     4,555,427
         4,700,000  BMW U.S. Capital LLC, 4.18%,
                    1/3/06 (Acquired 12/30/05,
                    Cost $4,697,817)(2)                                4,698,909
        10,000,000  Calyon North America Inc.,
                    4.39%, 3/21/06                                     9,903,664
         5,000,000  Canadian Imperial Holdings,
                    4.26%, 2/21/06                                     4,969,825
         5,000,000  Cedar Springs Capital Co., 4.27%,
                    2/10/06 (Acquired 11/16/05,
                    Cost $4,948,997)(2)                                4,976,278
         5,000,000  Cedar Springs Capital Co., 4.31%,
                    2/21/06 (Acquired 11/28/05,
                    Cost $4,949,118)(2)                                4,969,471
         5,000,000  Cedar Springs Capital Co., 4.52%,
                    6/13/06 (Acquired 12/16/05,
                    Cost $4,889,511)(2)                                4,897,672
        10,000,000  Charta LLC, 4.27%, 2/13/06
                    (Acquired 11/21/05,
                    Cost $9,900,367)(2)                                9,948,997
        10,000,000  Citibank Credit Card Issuance
                    Trust, 4.15%, 1/3/06 (Acquired
                    11/3/05, Cost $9,929,681)(2)                       9,997,695
         7,700,000  CRC Funding LLC, 4.25%,
                    2/14/06 (Acquired 11/16/05,
                    Cost $7,618,188)(2)                                7,660,003
        10,000,000  Credit Suisse First Boston, 4.33%,
                    2/13/06 (Acquired 12/13/05,
                    Cost $9,925,428)(2)                                9,948,281
         3,250,000  Crown Point Capital Co., 4.23%,
                    2/7/06 (Acquired 11/1/05-
                    11/3/05, Cost $3,213,047)(2)                       3,235,865
         5,000,000  Crown Point Capital Co., 4.23%,
                    2/9/06 (Acquired 11/14/05,
                    Cost $4,948,888)(2)                                4,977,088
         5,045,000  Crown Point Capital Co., 4.42%,
                    3/16/06 (Acquired 12/21/05,
                    Cost $4,992,350)(2)                                4,999,163
         8,000,000  Danske Corporation, 4.00%,
                    1/9/06 (Acquired 10/11/05,
                    Cost $7,920,000)(2)                                7,992,889
         1,200,000  Danske Corporation, 4.08%,
                    2/6/06 (Acquired 10/13/05,
                    Cost $1,184,224)(2)                                1,195,104
         3,600,000  Danske Corporation, 4.25%,
                    2/7/06 (Acquired 11/9/05-
                    11/28/05, Cost $3,567,391)(2)                      3,584,283
        10,000,000  Depfa Bank plc, 4.24%, 2/10/06
                    (Acquired 11/15/05,
                    Cost $9,897,533)(2)                                9,952,889
        10,000,000  Dexia Delaware LLC, 4.16%,
                    2/1/06                                             9,964,178
         8,000,000  Emerald Notes of the MBNA,
                    4.03%, 1/5/06 (Acquired
                    10/6/05, Cost $7,918,504)(2)                       7,996,418
         9,000,000  Emerald Notes of the MBNA,
                    4.42%, 3/14/06 (Acquired
                    12/15/05, Cost $8,901,655)(2)                      8,920,440
         5,000,000  Goldman Sachs Group, Inc. (The),
                    4.33%, 1/4/06                                      4,998,196

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
        10,000,000  Govco Incorporated, 4.25%,
                    1/18/06 (Acquired 12/1/05,
                    Cost $9,943,333)(2)                                9,979,931
         1,025,000  HBOS Treasury Services plc,
                    4.18%, 2/3/06                                      1,021,072
         9,000,000  HBOS Treasury Services plc,
                    4.32%, 2/28/06                                     8,937,360
         5,000,000  ING (U.S.) Funding LLC, 4.05%,
                    1/9/06                                             4,995,500
         4,369,000  Legacy Capital LLC, 4.19%,
                    1/5/06 (Acquired 11/14/05,
                    Cost $4,342,558)(2)                                4,366,966
         3,712,000  Legacy Capital LLC, 4.35%,
                    3/3/06 (Acquired 12/5/05,
                    Cost $3,672,529)(2)                                3,684,639
         8,000,000  Legacy Capital LLC, 4.31%,
                    3/6/06 (Acquired 11/22/05,
                    Cost $7,900,391)(2)                                7,938,702
         9,000,000  Lexington Parker Capital, 4.02%,
                    1/6/06 (Acquired 10/6/05,
                    Cost $8,907,540)(2)                                8,994,975
         6,816,000  Lexington Parker Capital, 4.10%,
                    1/12/06 (Acquired 10/18/05-
                    11/15/05, Cost $6,753,441)(2)                      6,807,455
         4,000,000  Paradigm Funding LLC, 4.35%,
                    2/24/06 (Acquired 12/5/05,
                    Cost $3,960,850)(2)                                3,973,900
         2,000,000  Paradigm Funding LLC, 4.40%,
                    4/13/06 (Acquired 11/17/05,
                    Cost $1,964,311)(2)                                1,975,066
        11,000,000  Preferred Receivable Funding,
                    4.42%, 4/12/06 (Acquired
                    12/12/05, Cost $10,836,583)(2)                    10,863,594
         2,100,000  Societe Generale, 4.18%, 2/6/06                    2,091,222
         2,200,000  Societe Generale, 4.20%, 2/21/06                   2,186,910
        10,000,000  Societe Generale, 4.38%, 4/6/06                    9,884,417
         1,500,000  Spintab AB, 4.05%, 1/5/06                          1,499,325
         1,800,000  Spintab AB, 4.25%, 1/31/06                         1,793,625
         8,000,000  Spintab AB, 4.34%, 3/3/06                          7,941,169
         7,800,000  Thunder Bay Funding Inc., 4.28%,
                    2/21/06 (Acquired 11/23/05,
                    Cost $7,716,540)(2)                                7,752,706
         1,100,000  UBS Finance LLC, 4.04%,
                    1/12/06                                            1,098,642
        10,000,000  Windmill Funding Corp., 4.26%,
                    1/5/06 (Acquired 12/5/05,
                    Cost $9,963,317)(2)                                9,995,267
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               307,167,688
                                                                 ---------------

CORPORATE BONDS - 17.3%
        10,000,000  Barclays Bank plc, VRN, 4.23%,
                    1/3/06, resets monthly off the
                    1-month LIBOR minus 0.06%
                    with no caps                                       9,999,181
         3,600,000  Christopher Place Inc., VRN,
                    4.49%, 1/5/06                                      3,600,000
         2,425,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 4.44%, 1/5/06                     2,425,000
         3,800,000  CPR Investments LLC, VRN,
                    4.44%, 1/5/06                                      3,800,000
        10,000,000  General Electric Capital Corp.,
                    5.35%, 3/30/06                                    10,019,484
         4,630,000  Green Island Country Club Inc.,
                    VRN, 4.44%, 1/5/06                                 4,630,000
         4,500,000  HBOS Treasury Services plc, VRN,
                    4.15%, 1/12/06, resets quarterly
                    off the 3-month LIBOR plus
                    0.03% with no caps (Acquired
                    3/28/05, Cost $4,501,674)(2)                       4,500,064
         6,300,000  Lee Group Inc./County Materials
                    Inc./Lees Aggregate & Trucking
                    Inc., VRN, 4.50%, 1/5/06                           6,300,000
        13,000,000  OSS Realty Co., VRN, 4.42%,
                    1/5/06                                            13,000,001
        10,000,000  Paradigm Funding LLC, VRN,
                    4.35%, 1/26/06 (Acquired
                    9/26/05, Cost $10,000,000)(2)                     10,000,000
         5,249,000  Pfizer Inc., 5.625%, 2/1/06                        5,254,522
         2,000,000  Salvation Army, VRN, 4.39%,
                    1/5/06                                             2,000,000
         3,945,000  Six Ten Properties LLC, VRN,
                    4.44%, 1/5/06                                      3,945,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         2,010,000  St. Mary's Congregation, VRN,
                    4.54%, 1/5/06                                      2,010,000
         8,000,000  Toyota Motor Credit Corp., 2.80%,
                    1/18/06                                            7,995,844
         5,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 4.36%,
                    2/1/06, resets quarterly off the
                    3-month LIBOR plus 0.11% with
                    no caps (Acquired 11/9/99,
                    Cost $5,000,000)(2)                                5,000,000
         9,000,000  Travelers Insurance Co. Group,
                    VRN, 4.37%, 2/7/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/03, Cost
                    $9,000,000)(2)                                     9,000,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                103,479,096
                                                                 ---------------

MUNICIPAL SECURITIES - 16.8%
         3,500,000  American National Fish & Wildlife
                    Museum District Rev., Series
                    2004 B, VRDN, 4.48%, 1/5/06
                    (LOC: Commerce Bank N.A.)                          3,500,000
         2,490,000  Arizona Health Facilities Auth.
                    Rev., Series 2003 C, (Terraces),
                    VRDN, 4.49%, 1/5/06 (LOC:
                    Lloyds TSB Bank PLC)                               2,490,000
           680,000  Board Trustees Morgan County
                    Memorial Hospital Rev., (Johnson
                    County), VRDN, 4.56%, 1/5/06
                    (LOC: Fifth Third Bank)                              680,000
         1,745,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    4.41%, 1/5/06 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                                1,745,000
         1,360,000  California Infrastructure &
                    Economic Development Bank
                    Rev., Series 2000 B, (Metrotile
                    Manufacturing), VRDN, 4.49%,
                    1/5/06 (LOC: Comerica Bank)                        1,360,000
           400,000  California Statewide Communities
                    Development Auth. Rev.,
                    (Industrial Improvements), VRDN,
                    4.50%, 1/5/06 (LOC: Bank of the
                    West)                                                400,000
           880,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Corey
                    Building), VRDN, 4.49%, 1/5/06
                    (LOC: Guaranty Bank & Trust &
                    Wells Fargo Bank N.A.)                               880,000
         1,040,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Taxable
                    POPIEL Properties), VRDN, 4.47%,
                    1/5/06 (LOC: Guaranty Bank &
                    Trust & Wells Fargo Bank N.A.)                     1,040,000
         2,110,000  Colorado Housing & Finance Auth.
                    Rev., Series 2005 B, (Closet
                    Factory), VRDN, 4.49%, 1/5/06
                    (LOC: Bank of New York)                            2,110,000
         1,000,000  Columbus Development Auth. Rev.,
                    (CEDC/ICFORM Inc.), VRDN,
                    4.49%, 1/5/06 (LOC: Columbus
                    Bank & Trust)                                      1,000,000
         2,100,000  Columbus Development Auth.
                    Rev., (Columbus Park East),
                    VRDN, 4.44%, 1/5/06 (LOC:
                    Columbus Bank & Trust)                             2,100,000
         1,400,000  Columbus Development Auth.
                    Rev., Series 2005 B, (Foundation
                    Properties, Inc., Student Housing),
                    VRDN, 4.45%, 1/5/06 (LOC:
                    Columbus Bank & Trust)                             1,400,000
         3,155,000  Columbus Development Auth.
                    Rev., VRDN, 4.44%, 1/5/06 (LOC:
                    Columbus Bank & Trust)                             3,155,000
         5,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    4.41%, 1/4/06 (SBBPA: Depfa
                    Bank plc)                                          5,000,000
         5,105,000  Cook County Industrial
                    Development Rev., Series 1999 B,
                    (Devorahco LLC), VRDN, 4.43%,
                    1/5/06 (LOC: LaSalle Bank N.A.)
                    (Acquired 3/23/01, Cost
                    $5,105,000)(2)                                     5,105,000
         1,210,000  Crawford Education Facilities
                    Corp. Rev., Series 2004 B,
                    (Refunding Taxable University
                    Package), VRDN, 4.49%, 1/5/06
                    (LOC: BNP Paribas)                                 1,210,000
         5,000,000  Fairfield Rev., Series 2005 A-2,
                    VRDN, 4.38%, 1/5/06 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      5,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           700,000  Greenville South Carolina
                    Memorial Auditorium District COP,
                    Series 1996 C, (BI-LO Center),
                    VRDN, 4.56%, 1/4/06 (LOC: Bank
                    of America N.A.)                                     700,000
         6,470,000  Kansas City Missouri Tax
                    Increment Rev., Series 2003 B,
                    (Chouteau Development Company
                    LLC), VRDN, 4.40%, 1/5/06
                    (MBIA) (SBBPA: JPMorgan Chase
                    Bank)                                              6,470,000
         1,500,000  Maine GO, (Bond Anticipation
                    Notes), 5.00%, 6/22/06                             1,506,800
         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                    Industries, Inc.) VRDN, 4.41%,
                    1/5/06 (LOC: Mashreqbank &
                    Bank of New York)                                  7,500,000
         7,875,000  Montebello COP, VRDN, 4.39%,
                    1/4/06 (LOC: Union Bank of
                    California N.A. & California State
                    Teachers Retirement System)                        7,875,000
           320,000  Nebraska Investment Finance
                    Auth. Multifamily Rev., Series
                    2001 B, (Riverbend Apartments),
                    VRDN, 4.51%, 1/5/06 (LOC:
                    LaSalle Bank N.A.) (Acquired
                    9/5/01, Cost $320,000)(2)                            320,000
         5,000,000  New Orleans Rev., VRDN, 4.70%,
                    1/5/06 (Ambac) (SBBPA: Bank
                    One Louisiana)                                     5,000,000
         3,900,000  North Orange County Regional
                    Occupational Program COP, Series
                    2005 B, (Education Center
                    Funding) VRDN, 4.41%, 1/5/06
                    (Assured Guarantee)                                3,900,000
         3,000,000  Ogden City Redevelopment Ageny
                    Rev., Series 2005 C1, VRDN,
                    4.53%, 1/3/06 (LOC: Bank of
                    New York)                                          3,000,000
         1,220,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2005 B, (Friends of the Finger
                    Lakes Performing Arts Center, Inc.
                    Civic Facility), VRDN, 4.55%,
                    1/3/06 (LOC: Citizens Bank NA)                     1,220,000
         1,700,000  Oregon State Facilities Auth. Rev.,
                    (Hazelden Springbrook), VRDN,
                    4.60%, 1/5/06 (LOC: Allied Irish
                    Bank plc)                                          1,700,000
         2,000,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Regatta Bay Apartments), VRDN,
                    4.56%, 1/4/06 (LOC: FNMA)                          2,000,000
           100,000  Palm Beach County Florida
                    Housing Finance Auth. Rev.,
                    Series 2003 B, (Renaissance),
                    VRDN, 4.56%, 1/4/06 (FNMA)
                    (LOC: FNMA)                                          100,000
         2,500,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners),
                    VRDN, 4.49%, 1/5/06 (LOC: Bank
                    of New York)                                       2,500,000
         1,055,000  St. Charles County Industrial
                    Development Auth. Rev., Series
                    2004 B, (Taxable Development
                    Newco), VRDN, 4.57%, 1/5/06
                    (LOC: M&I Marshall & Ilsley)                       1,055,000
        12,700,000  Texas Municipal Power Agency
                    Rev., Series 2005 A, 4.05%,
                    1/9/06 (Acquired 9/27/05,
                    Cost $12,700,000)(2)                              12,700,000
         2,500,000  West Covina Public Financing
                    Auth. Tax Allocation Rev., Series
                    1999, (Redevelopment Agency &
                    Sub-Lien), VRDN, 4.47%, 1/5/06
                    (LOC: Allied Irish Bank plc)                       2,500,000
         1,670,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2004
                    C, (Southwest Health), VRDN,
                    4.46%, 1/4/06 (LOC: Fifth
                    Third Bank)                                        1,670,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            99,891,800
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 9.2%
         7,000,000  Barclays Bank plc (New York),
                    4.17%, 2/13/06 (Acquired
                    10/13/05, Cost $7,000,000)(2)                      7,000,000
        10,000,000  BNP Paribas Finance Inc., 4.29%,
                    1/31/06 (Acquired 12/7/05,
                    Cost $10,000,000)(2)                              10,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
        10,000,000  Citibank N.A., 4.34%, 2/23/06
                    (Acquired 11/22/05,
                    Cost $10,000,000)(2)                              10,000,000
        10,000,000  Fortis Bank (New York), 3.83%,
                    1/20/06                                            9,999,999
        10,000,000  Lloyds TSB Bank plc, 4.12%,
                    3/3/06                                             9,999,453
         8,100,000  Royal Bank of Scotland (New
                    York), 4.82%, 1/18/07 (Acquired
                    12/21/05, Cost $8,101,768)(2)                      8,101,719
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                         55,101,171
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.6%
        10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
         2,500,000  FHLB, 2.25%, 3/28/06                               2,489,614
        10,000,000  FHLB, 2.23%, 4/21/06                               9,937,430
         5,000,000  FHLB, VRN, 4.18%, 1/3/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                           4,998,647
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               27,425,691
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.4%                                  593,065,446
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.6%                                    3,398,258
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $   596,463,704
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2005.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2005, was
    $295,709,987, which represented 49.6% of total net assets. Restricted securities considered illiquid represent 2.3% of total net assets.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $   593,065,446
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 94.6%
        $1,304,790  U.S. Treasury Inflation Indexed
                    Bonds, 2.38%, 1/15/25                          $   1,371,763
           510,985  U.S. Treasury Inflation Indexed
                    Bonds, 3.63%, 4/15/28                                659,331
           254,396  U.S. Treasury Inflation Indexed
                    Bonds, 3.88%, 4/15/29                                343,355
           504,882  U.S. Treasury Inflation Indexed
                    Bonds, 3.38%, 4/15/32                                656,938
           677,985  U.S. Treasury Inflation Indexed
                    Notes, 3.63%, 1/15/08                                696,392
           607,160  U.S. Treasury Inflation Indexed
                    Notes, 3.88%, 1/15/09                                638,325
           213,062  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                                231,040
           867,257  U.S. Treasury Inflation Indexed
                    Notes, 0.88%, 4/15/10                                824,741
           686,538  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                                733,952
           370,115  U.S. Treasury Inflation Indexed
                    Notes, 3.38%, 1/15/12                                398,090
           470,734  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                                497,875
           487,940  U.S. Treasury Inflation Indexed
                    Notes, 1.88%, 7/15/13                                481,421
           646,674  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                                643,214
           818,795  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                                814,478
           703,998  U.S. Treasury Inflation Indexed
                    Notes, 1.63%, 1/15/15                                678,451
           614,310  U.S. Treasury Inflation Indexed
                    Notes, 1.88%, 7/15/15                                604,328
           200,000  U.S. Treasury Notes, 4.25%,
                    10/31/07                                             199,477
           175,000  U.S. Treasury Notes, 4.38%,
                    11/15/08                                             175,082
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        10,648,253
(Cost $10,852,994)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.0%
           452,509  TVA Inflation Indexed Notes,
                    3.38%, 1/15/07                                       456,152
                                                                 ---------------
(Cost $462,585)
TOTAL INVESTMENT SECURITIES - 98.6%                                   11,104,405
                                                                 ---------------
(Cost $11,315,579)
OTHER ASSETS AND LIABILITIES - 1.4%                                      152,444
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $  11,256,849
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
TVA = Tennessee Valley Authority

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  11,315,579
                                                                 ===============
Gross tax appreciation of investments                             $          318
Gross tax depreciation of investments                                  (211,492)
                                                                 ---------------
Net tax depreciation of investments                                 $  (211,174)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By: /s/  William M. Lyons
    ------------------------------------------
    Name:   William M. Lyons
    Title:  President

Date:    February 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By: /s/  William M. Lyons
    ------------------------------------------
    Name:   William M. Lyons
    Title:  President
            (principal executive officer)

Date:    February 27, 2006

By: /s/  Maryanne L. Roepke
    ------------------------------------------
    Name:   Maryanne L. Roepke
    Title:  Sr. Vice President, Treasurer, and
            Chief Financial Officer
            (principal financial officer)

Date:    February 27, 2006